INCOME TAXES - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Unrecognized temporary differences	$ 317,580	$ 76,877
Tax losses carried forward
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	80,782	25,305
Property, plant and equipment
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	58,352	8,919
Other deductible temporary differences
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 178,446	$ 42,653